OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities

	December 31, 2021	December 31, 2020
		(Restated)
Financial liabilities
– Payable for capital expenditures	2,990,377	4,677,705
– Interest payable	485,426	533,382
– Deposits	1,653,524	1,748,356
– Dividends payable by subsidiaries to non-controlling shareholders	369,465	289,791
– Consideration payable for investment projects	38,255	23,740
– Current portion of payables for mining rights (Note 21)	182,959	460,101
– Payable of the government levies on self-operated power plants	411,021	423,728
– Others	1,035,189	809,149
	7,166,216	8,965,952

Output value-added tax payable	263,297	271,963
Taxes other than income taxes payable (i)	1,298,548	798,481
Accrued payroll and bonus	123,981	72,289
Staff welfare payables	213,305	323,214
Current portion of obligations in relation to termination retirement schemes (Note 21)	222,677	279,470
Contribution payable for pension insurance	19,278	22,935
Others	46,391	21,375
	2,187,477	1,789,727
	9,353,693	10,755,679
(i)	Taxes other than income taxes payable mainly comprise accruals for value-added tax, resource tax, city construction tax and education surcharge.